Income Taxes - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	€ 37,690	€ (20,466)	€ (17,813)
Effective tax rate	55.70%	(5.30%)	26.70%
Share-based compensation	€ 19,900	€ 20,700	€ 16,000
Impact of non-deductible share-based compensation on effective tax rate	16.50%	(31.60%)	(28.20%)
Uncertain tax positions	€ 2,857	€ 0	€ 0
Impact of uncertain tax positions on effective tax rate	0.076
Foreign withholding taxes	€ 0	813	0
NOLs carryforwards	429	949
Decrease in NOL	(500)
Net operating loss carryforwards			3,200
NOLs utilized	3,200	3,200	€ 3,200
Tax-effected NOLs recognized for tax losses that can be carried forward indefinitely	300
Undistributed earnings of foreign subsidiaries (less than)	100
Undistributed earnings in domestic subsidiaries	20
Deferred income taxes	€ 735	0
German
Operating Loss Carryforwards [Line Items]
Undistributed earnings in domestic subsidiaries percentage	0.05
Percentage of tax exempt capital gains on sale of participations	0.95
ASU 2016-02
Operating Loss Carryforwards [Line Items]
Deferred income taxes	€ 1,700
Trivago GmbH
Operating Loss Carryforwards [Line Items]
Prior period taxes related to results of tax audits	€ 100	€ 100